Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	For the Years Ended December 31,
	2019	2018	2017
Current	$-	$-	$(46,521)
Deferred	-	-	(8,581)
Total	$-	$-	$(55,102)

Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate

	For the Years Ended December 31,
	2019	2018	2017
HK statutory income tax rate	16.5%	16.50%	16.50%
PRC statutory income tax rate difference	8.50%	-1.50%	-1.50%
Effect of additional deduction on R&D expense and salary for disabled workers	0.08%	0.87%	-127.75%
Effect of expenses not deductible for tax purposes	-0.48%	-0.05%	1.10%
Valuation allowance recognized with respect to the loss in subsidiaries	-24.60%	-15.82%	19.83%
Total	-%	-%	-91.82%

Schedule of deferred tax assets and liabilities

	As of December 31,
	2019	2018
Deferred tax assets, non-current
Net operating loss carrying forward	$5,269,546	$2,115,514
Total deferred tax assets
Valuation allowance	(5,269,546)	(2,115,514)
Total	$-	$-

	As of December 31,
	2019	2018
Deferred tax liabilities, non-current
Property, plant and equipment	$1,036	$4,929
Total	$1,036	$4,929